Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 100,176	¥ 64,149
Life insurance related investment income loss
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 25,692	¥ 30,360